UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

345 Romona Rd.

Wilmette, IL  60091

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

345 Romona Rd.

Wilmette, IL  60091

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	Georgetowne Long/Short Fund
	Schedule of Investments
	January 31, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 96.67%

Air Transportation, Scheduled - 2.04%
500	UAL Corp. †	$ 18,975

Aircraft Parts & Auxiliary Equipment - 3.37%
300	Rockwell Collins, Inc.	18,939
300	Transdigm Group, Inc. *	12,414
		31,353
Cable & Other Pay Television Services - 2.20%
600	Dish Network Corp. *	16,944
120	Echostar Holding Corp. *	3,506
		20,450
Communications Services - 2.33%
200	Crown Castle International Corp. * †	7,224
400	Crown Castle International Corp. *	14,448
		21,672
Computer Communications Equipment - 3.81%
2,400	Lanoptics Ltd. * †	34,104
100	Lanoptics Ltd. *	1,421
		35,525
Electric Services - 4.33%
1,000	Companhia Paranaense De Energia-Copel	14,600
700	Mirant Corp. *	25,753
		40,353
Electromedical & Electrotherapeutic Apparatus - 1.74%
400	St. Jude Medical, Inc. * †	16,168

Electronic Computers - 1.72%
800	Dell, Inc. * †	16,032

Farm Machinery & Equipment - 2.59%
400	Agco Corp. *	24,088

Industrial Instruments for Measurement, Display and Control - 1.00%
200	Esterline Technologies Corp. * †	9,300

Metal Mining - 2.02%
200	Southern Copper Corp.	18,804

Oil & Gas Field Services - 1.59%
400	Helix Energy Solutions Group, Inc. *	14,788

Ordinance & Accessories, (No Vehicles/Guided Missiles) - 0.75%
1,000	Allied Defense Group, Inc. * †	6,950

Pharmaceutical Preparations - 6.56%
300	Genetech, Inc. *	21,048
500	Hospira, Inc. *	20,505
1,000	Schering-Plough Corp.	19,530
		61,083
Primary Production of Aluminum - 1.12%
200	Century Aluminum Co. *	10,398

Radio & TV Broadcasting & Communications Equipment - 6.83%
1,500	Qualcomm, Inc.	63,630

Railroads, Line-Haul Operating - 5.93%
200	Burlington Northern Sante Fe Corp.	17,312
300	CSX Corp.	14,538
200	Norfolk Southern Corp.	10,878
100	Union Pacific Corp.	12,476
		55,204
Retail-Auto & Home Supply Stores - 2.36%
2,000	Pep Boys Manny Moe & Jack †	21,940

Retail-Department Stores - 2.37%
200	Sears Holdings Corp. *	22,098

Retail-Drug Stores & Proprietary Stores - 2.13%
700	Omnicare, Inc.	15,470
292	Pharmerica Corp. * †	4,333
		19,803
Retail-Miscellaneous Shopping Goods Stores - 1.58%
1,300	Borders Group, Inc. †	14,677

Rolling Drawing & Extruding of Nonferrous Metals - 1.19%
200	RTI International Metals, Inc.*	11,062

Search, Detection, Navigation, Guidance, Aeronautical Systems - 5.58%
300	DRS Technologies, Inc.	16,086
300	Harris Corp.	16,380
300	Raytheon Co.	19,542
		52,008
Secondary Smelting & Refining of Nonferrous Metals - 0.47%
200	Titanium Metals Corp.	4,334

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.91%
100	Nymex Holdings, Inc.	11,411
200	NYSE Group, Inc.	15,720
		27,131
Semiconductors & Related Devices - 10.22%
1,500	Broadcom Corp. * †	33,120
700	Cavium Networks, Inc. * †	13,377
4,000	LSI Corp. * †	20,840
200	Netlogic Microsystems, Inc. *	5,200
500	Sigma Designs, Inc. *	22,610
		95,147
Services-Business Services - 2.91%
200	Alliance Data Systems Corp. *	10,114
400	Fidelity National Information Services, Inc.	16,968
		27,082
Services-Computer Integrated Systems Design - 0.96%
1,800	Packeteer, Inc. * †	8,928

Services - Computer Programming, Data Processing - 1.82%
30	Google, Inc.* †	16,929

Services-Miscellaneous Health & Allied Services - 2.87%
500	Davita, Inc. *	26,715

Services-Nursing & Personal Care Facilities - 4.03%
700	Emeritus Corp. * †	15,505
800	Kindred Healthcare, Inc. * †	22,032
		37,537
Special Industry Machinery - 1.51%
1,600	Semitool, Inc. * †	14,048

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.53%
200	Universal Stainless & Alloy Products, Inc. *	4,948

Transportation Services - 1.48%
600	Expedia, Inc. * †	13,812

Wholesale-Drugs, Proprietaries & Druggists; Sundries - 1.87%
300	Cardinal Health, Inc. †	17,400

TOTAL FOR COMMON STOCK (Cost $929,001) - 96.67%		$ 900,372

CALL OPTIONS PURCHASED

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price
	Lanoptics Ltd.
200	January 2010 Call @ 12.50	1,240
500	January 2010 Call @ 15.00	2,950

Total (Premiums Paid $4,001) - 0.45%		$ 4,190

SHORT TERM INVESTMENTS - 3.81%
35,529	First American Treasury Obligation Fund Class Y 1.90% ** (Cost $35,529)	35,529

TOTAL INVESTMENTS (Cost $968,531) - 100.93%		940,091

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.93)%		(8,697)

NET ASSETS - 100.00%		$ 931,394

* Non-income producing securities during the period.
† Security is pledged as Collateral for Securities Sold Short.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2008.

	Georgetowne Long/Short Fund
	Schedule of Securities Sold Short
	January 31, 2008 (Unaudited)

Shares		Value
200	Amazon Com, Inc. *	$ 15,540
800	Apria Healthcare Group, Inc. *	16,976
300	Bob Evans Farms, Inc.	8,922
600	Eastman Kodak Co.	11,952
200	Ebay, Inc. *	5,378
300	J Crew Group, Inc. *	13,671
200	Kohls Corp. *	9,106
1,000	Monaco Coach Corp.	10,150
750	Nvidia Corp. *	18,443
200	Panera Bread Co. *	7,556
400	Polaris Industries, Inc.	17,428
500	Red Robin Gourmet Burgers, Inc. *	17,440
1,000	Texas Roadhouse, Inc. *	12,070
400	Tim Hortons, Inc.	13,700
400	VCA Antech, Inc. *	15,464
500	Washington Mutual, Inc.	9,935
	Total Securities Sold Short (Proceeds - $202,614)	$ 203,731

	Georgetowne Long/Short Fund
	Schedule of Call Options Written
	January 31, 2008 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Value

Agco Corp.
March 2008 Call @ 55.00		400	$ 3,360

Burlington Northern Sante Fe Corp.
February 2008 Call @ 85.00		200	620

Century Aluminum Co.
February 2008 Call @ 55.00		200	270

Companhia Paranaense De Energia-Copel
February 2008 Call @ 15.00		1,000	400

CSX Corp.
February 2008 Call @ 45.00		300	1,200

Davita, Inc.
February 2008 Call @ 60.00		500	75

Dish Network Corp.
February 2008 Call @ 40.00		400	60

Genentech, Inc.
February 2008 Call @ 70.00		300	420

Harris Corp.
February 2008 Call @ 60.00		300	45

Hospira, Inc.
February 2008 Call @ 45.00		500	50

Norfolk Southern Corp.
February 2008 Call @ 50.00		200	940

Netlogic Microsystems, Inc.
March 2008 Call @ 25.00		200	560

NYSE Group, Inc.
March 2008 Call @ 90.00		200	318

Omnicare, Inc.
February 2008 Call @ 22.50		700	525

RTI International Metals, Inc.
February 2008 Call @ 50.00		200	1,280

Sears Holdings Corp.
February 2008 Call @ 105.00		200	1,580

Sigma Designs, Inc.
March 2008 Call @ 45.00		500	2,750

Southern Copper Corp.
March 2008 Call @ 90.00		200	1,820

Titanium Metals Corp.
March 2008 Call @ 20.00		200	580

Transdigm Group, Inc.
March 2008 Call @ 40.00		300	1,230

Union Pacific Corp.
February 2008 Call @ 125.00		100	310

Total (Premiums Received $28,959)			$ 18,393

	Georgetowne Long/Short Fund
	Notes to Financial Statements
	January 31, 2008 (Unaudited)

1. SECURITY TRANSACTIONS

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $968,531 amounted to $18,989 which consisted of aggregate gross unrealized appreciation of $87,223 and aggregate gross unrealized depreciation of $106,212.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date March 24, 2008